Summary of Significant Accounting Policies (FY) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation
Principles of Consolidation

The accompanying condensed consolidated financial statements of Cleco include the accounts of Cleco and its majority-owned subsidiaries after elimination of intercompany accounts and transactions. Cleco’s condensed consolidated financial statements include the financial results of Cleco Cajun from the closing of the Cleco Cajun Transaction on February 4, 2019, through March 31, 2020. For more information about the Cleco Cajun Transaction, see Note 2 — “Business Combinations.”

Principles of Consolidation

The accompanying consolidated financial statements of Cleco include the accounts of Cleco and its majority-owned subsidiaries after elimination of intercompany accounts and transactions. Cleco’s consolidated financial statements include the financial results of Cleco Cajun from the closing of the Cleco Cajun Transaction on February 4, 2019, through December 31, 2019. For more information on the Cleco Cajun Transaction, see Note 3 — “Business Combinations.”

Goodwill
Goodwill

Goodwill is the excess of the purchase price (consideration transferred and liabilities assumed) over the estimated fair value of net assets of the acquired business and is not subject to amortization. Goodwill is assessed annually or more often if an event occurs or circumstances change that would indicate the carrying amount may be impaired. For more information on goodwill, see Note 17 — “Intangible Assets, Intangible Liabilities, and Goodwill.”

Inatangible Assets and Liabilities
Intangible Assets and Liabilities

Intangible assets include Cleco Katrina/Rita’s right to bill and collect storm recovery charges, fair value adjustments for long-term wholesale power supply agreements as well as a fair value adjustment for the valuation of the Cleco trade name. Intangible liabilities also include fair value adjustments for long-term wholesale power supply agreements and a fair value adjustment for the LTSA assumed for maintenance services related to the Cottonwood Plant. The intangible assets and liabilities are being amortized over their estimated useful lives in a manner that best reflects the economic impact derived from such assets and liabilities. Impairment will be tested if there are events or circumstances that indicate that an impairment analysis should be performed. If such an event or circumstance occurs, intangible impairment testing will be performed prior to goodwill impairment testing. Impairment is calculated as the excess of the asset and liabilities’ respective carrying amounts over their respective fair values. For more information on intangible assets and liabilities, see Note 17 — “Intangible Assets, Intangible Liabilities, and Goodwill.”

Statements of Cash Flows
Basis of Presentation

The condensed consolidated financial statements of Cleco and Cleco Power have been prepared in accordance with GAAP for interim financial information and with the instructions to the Form 10-Q and Regulation S-X. Accordingly, these condensed consolidated financial statements do not include all of the information and notes required by GAAP for annual financial statements. The year-end condensed consolidated balance sheet data was derived from audited financial statements. Because the interim condensed consolidated financial statements and the accompanying notes do not include all of the information and notes required by GAAP for annual financial statements, the condensed consolidated financial statements and other information included in this Quarterly Report on Form 10-Q should be read in conjunction with the consolidated financial statements and accompanying notes in the Registrants’ Combined Annual Report on Form 10-K for the fiscal year ended December 31, 2019.

These condensed consolidated financial statements, in the opinion of management, reflect all normal recurring adjustments that are necessary to fairly state the financial position and results of operations of Cleco and Cleco Power. Amounts reported in Cleco and Cleco Power’s interim financial statements are not necessarily indicative of amounts expected for the annual periods due to the effects of seasonal temperature variations on energy consumption, regulatory rulings, the timing of maintenance on electric generating units, changes in mark-to-market valuations, changing commodity prices, discrete income tax items, and other factors.

On March 11, 2020, the World Health Organization declared the current outbreak of COVID-19 to be a global pandemic, and on March 13, 2020, the U.S. declared a national emergency. In response to these declarations and the rapid spread of COVID-19, federal, state and local governments have imposed varying degrees of restrictions on business and social activities to contain COVID-19, including quarantine and “stay-at-home” orders and directives in Cleco’s service territory. Cleco has modified some of its business operations, as these restrictions have significantly impacted many sectors of the economy, including record levels of unemployment, with businesses, nonprofit organizations, and governmental entities modifying, curtailing, or ceasing normal operations. Cleco has also modified certain business practices to conform to government restrictions and best practices encouraged by the Centers for Disease Control and Prevention, the World Health Organization, and other governmental and regulatory authorities.

Cleco cannot predict the full impact that COVID-19 or the significant disruption and volatility currently being experienced in the markets will have on its business, cash flows, liquidity, financial condition, and results of operations at this time, due to numerous uncertainties. The ultimate impacts will depend on future developments, including, among others, the ultimate geographic spread of COVID-19, the consequences of governmental and other measures designed to prevent the spread of COVID-19, the development of effective treatments, the duration of the outbreak, actions taken by governmental authorities, customers, suppliers and other third parties, workforce availability, and the timing and extent to which normal economic and operating conditions resume.

In preparing financial statements that conform to GAAP, management must make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of revenues and expenses, and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. For information on recent authoritative guidance and its effect on financial results, see Note 3 — “Recent Authoritative Guidance.”

Statements of Cash Flows

Cleco and Cleco Power’s Consolidated Statements of Cash Flows are prepared using the indirect method. This method requires adjusting net income to remove the effects of all deferrals and accruals of operating cash receipts and payments and to remove items whose cash effects are related to investing and financing cash flows. Derivatives meeting the definition of an accounting hedge are classified in the same category as the item being hedged.

Regulation
Cleco Power capitalizes or defers certain costs for recovery from customers and recognizes a liability for amounts expected to be returned to customers based on regulatory approval and management’s ongoing assessment that it is probable these items will be recovered or refunded through the ratemaking process.

Under the current regulatory environment, Cleco Power believes these regulatory assets will be fully recoverable; however, if in the future, as a result of regulatory changes or competition, Cleco Power’s ability to recover these regulatory assets would no longer be probable, then to the extent that such regulatory assets were determined not to be recoverable, Cleco Power would be required to write-down such assets. In addition, potential deregulation of the industry or possible future changes in the method of rate regulation of Cleco Power could require discontinuance of the application of the authoritative guidance on regulated operations.

Regulation

Cleco Power is subject to regulation by FERC and the LPSC. Cleco Cajun is subject to regulation by FERC. Cleco complies with the accounting policies and practices prescribed by its regulatory commissions. Cleco Power’s retail rates are regulated by the LPSC. Cleco and Cleco Cajun’s rates for transmission services are regulated by FERC. Rates for wholesale power sales are based on market-based rates, pending FERC review of Cleco’s generation market power analysis. Cleco Power capitalizes or defers certain costs for recovery from its customers and recognizes a liability for amounts expected to be returned to its customers based on regulatory approval and management’s ongoing assessment that it is probable these items will be recovered through the ratemaking process. Regulatory assets and liabilities are amortized consistent with the treatment of the related cost in the ratemaking process. Pursuant to this regulatory approval, Cleco has recorded regulatory assets and liabilities.

Any future plan adopted by the LPSC for purposes of transitioning utilities from LPSC regulation to retail competition may affect the regulatory assets and liabilities recorded by Cleco if the criteria for the application of the authoritative guidelines for industry regulated operations cannot continue to be met. At this time, Cleco cannot predict whether any legislation or regulation affecting Cleco will be enacted or adopted and, if enacted, what form such legislation or regulation may take.

For more information regarding the regulatory assets and liabilities recorded by Cleco Power, see Note 6 — “Regulatory Assets and Liabilities.”

AROs
AROs

Cleco and Cleco Power recognize an ARO when there is a legal obligation under existing or enacted law, statute, written or oral contract, or by legal construction under the doctrine of promissory estoppel to incur costs to remove an asset when the asset is retired. These guidelines also require an ARO which is conditional on a future event to be recorded even if the event has not yet occurred.

Cleco and Cleco Power recognize AROs at the present value of the projected liability in the period in which it is incurred, if a reasonable estimate of fair value can be made. The liability is accreted to its present value each accounting period. Cleco Power defers this accretion as a regulatory asset based on its determination that these costs can be collected from customers. Concurrent with the recognition of the liability, Cleco and Cleco Power capitalize these costs to the related property, plant, and equipment asset. These capitalized costs are depreciated over the same period as the related property asset. Cleco Power also defers the current depreciation of the asset retirement cost as a regulatory asset.

As part of the Cleco Cajun Transaction, Cleco recognized $15.3 million of AROs primarily related to the retirement of Cleco Cajun’s ash management areas. At December 31, 2019, management’s analysis confirmed that no additional adjustments were needed to update Cleco or Cleco Power’s ARO balance. For more information on Cleco Power’s current AROs, see Note 6 — “Regulatory Assets and Liabilities — AROs.”

Property, Plant, and Equipment
Property, Plant, and Equipment

Property, plant, and equipment consists primarily of utility generation and energy transmission and distribution assets. Assets utilized primarily for retail and wholesale operations and electric transmission and distribution are stated at the cost of construction, which includes certain materials, labor, payroll taxes and benefits, administrative and general costs, and the estimated cost of funds used during construction. Jointly owned assets are reflected in property, plant, and equipment at Cleco Power’s and Cleco Cajun’s share of the cost to construct or purchase the respective assets. For information on jointly owned assets, see Note 7 — “Jointly Owned Generation Units.”

At the date of the 2016 Merger, Cleco’s gross balance of fixed depreciable assets was adjusted to be net of accumulated depreciation, as no accumulated depreciation existed on such date. Since pushdown accounting was not elected at the Cleco Power level, Cleco Power retained its accumulated depreciation.

Cleco’s cost of improvements to property, plant, and equipment is capitalized. Costs associated with repairs and major maintenance projects are expensed as incurred. Cleco capitalizes the cost to purchase or develop software for internal use. On August 1, 2019, Cleco and Cleco Power began amortizing the computer software related to the START project. The amounts of unamortized computer software costs on Cleco’s Consolidated Balance Sheets at December 31, 2019, and 2018 were $168.6 million and $7.2 million, respectively. The amounts of unamortized computer software costs on Cleco Power’s Consolidated Balance Sheets at December 31, 2019, and 2018 were $166.2 million and $5.8 million, respectively. Amortization of capitalized computer software costs charged to expense in Cleco and Cleco Power’s Consolidated Statements of Income for the years ending December 31, 2019, 2018, and 2017 is shown in the following tables:

Cleco
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Amortization	$4,917	$2,154	$2,367

Cleco Power
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Amortization	$4,321	$1,607	$1,887

Upon retirement or disposition, the cost of Cleco Power and Cleco Cajun’s depreciable plant and the cost of removal, net of salvage value, are charged to accumulated depreciation. For Cleco’s other subsidiaries, upon disposition or retirement of depreciable assets, the difference between the net book value of the property and any proceeds received for the property is recorded as a gain or loss on asset disposition on Cleco’s Consolidated Statements of Income. Any cost incurred to remove the asset is charged to expense.

Cleco Cajun’s depreciation on property, plant, and equipment is calculated primarily on a composite basis over the useful lives of the assets. Depreciation on all other property, plant, and equipment is calculated primarily on a straight-line basis over the useful lives of the assets. The following table presents the useful lives of depreciable assets for Cleco and Cleco Power:

CATEGORY (YEARS)	CLECO			CLECO POWER
Utility Plants
Generation	6	–	95	10	–	95
Distribution	15	–	50	15	–	50
Transmission	5	–	55	5	–	55
Other utility plant	2	–	45	5	–	45
Other property, plant, and equipment	5	–	45	5	–	45

At December 31, 2019, and 2018, Cleco and Cleco Power’s property, plant, and equipment consisted of the following:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Utility plants
Generation	$2,812,843	$1,949,042
Distribution	1,153,086	1,081,650
Transmission	660,279	519,269
Other utility plant	350,683	174,010
Other property, plant, and equipment	5,364	4,506
Total property, plant, and equipment	4,982,255	3,728,477
Accumulated depreciation	(454,874)	(303,727)
Net property, plant, and equipment	$4,527,381	$3,424,750

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Regulated utility plants
Generation	$2,633,590	$2,476,733
Distribution	1,593,104	1,523,885
Transmission	805,701	731,432
Other utility plant	457,062	282,954
Total property, plant, and equipment	5,489,457	5,015,004
Accumulated depreciation	(1,905,031)	(1,804,563)
Net property, plant, and equipment	$3,584,426	$3,210,441

On February 4, 2019, Cleco acquired $741.2 million of unregulated property, plant, and equipment as a result of the Cleco Cajun Transaction. These assets were recorded at fair market value at the date of the acquisition. For more information on the Cleco Cajun Transaction, see Note 3 — “Business Combinations.”

During 2019, Cleco Power’s regulated utility property, plant, and equipment increased primarily due to the in-service of the START project, St. Mary Clean Energy Center project, Terrebonne to Bayou Vista Transmission project, Coughlin Pipeline project, and general installation and rehabilitation of transmission, distribution, and generation assets.

Deferred Project Costs
Deferred Project Costs

Cleco Power defers costs related to the initial stage of a construction project during which time the feasibility of the construction of property, plant, and equipment is being investigated. At December 31, 2019, and 2018, Cleco Power had deferred $1.4 million, for projects that are in the initial stages of development. These amounts are classified as Other deferred charges on Cleco Power’s Consolidated Balance Sheets.

Fuel Inventory and Materials and Supplies
Fuel Inventory and Materials and Supplies

Fuel inventory consists primarily of petroleum coke, coal, limestone, lignite, and natural gas used to generate electricity.

Materials and supplies consists of transmission and distribution line construction and repair materials. It also consists of generating station and transmission and distribution substation repair materials.

Both fuel inventory and materials and supplies are recorded at the lower of cost or market value using the average cost method and are issued from stock using the average cost of existing stock. Materials and supplies are recorded when purchased and subsequently charged to expense or capitalized to property, plant, and equipment when installed.

Accounts Receivable
Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. It is the policy of management to review the outstanding accounts receivable monthly, as well as the bad debt write-offs experienced in the past, and establish an allowance for doubtful accounts. Account balances are charged off against the allowance when management determines it is probable the receivable will not be recovered.

Reserves
Reserves

Cleco maintains property insurance on generating stations, buildings and contents, and substations. Cleco is self-insured for any damage to its power lines. To mitigate the exposure to potential financial loss for damage to lines, Cleco Power maintains an LPSC-approved funded storm reserve.

Cleco also maintains liability and workers’ compensation insurance to mitigate financial losses due to injuries and damages to the property of others. Cleco’s insurance covers claims that exceed certain self-insured limits. For claims within certain self-insured limits, Cleco maintains reserves. At December 31, 2019, and 2018, the general liability and workers compensation reserves together were $4.3 million and $4.8 million, respectively.

Additionally, Cleco maintains directors and officers insurance to protect managers from claims which may arise from their decisions and actions taken within the scope of their regular duties.

Cash Equivalents		Cash Equivalents Cleco considers highly liquid, marketable securities, and other similar instruments with original maturity dates of three months or less to be cash equivalents.
Restricted Cash and Cash Equivalents
Restricted Cash and Cash Equivalents

Various agreements to which Cleco is subject contain covenants that restrict its use of cash. As certain provisions under these agreements are met, cash is transferred out of related escrow accounts and becomes available for its intended purposes and/or general corporate purposes.

Cleco and Cleco Power’s restricted cash and cash equivalents consisted of the following:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current
Cleco Katrina/Rita’s storm recovery bonds	$2,623	$9,632
Cleco Power’s charitable contributions	1,200	1,200
Cleco Power’s rate credit escrow	231	268
Total current	4,054	11,100
Non-current
Diversified Lands’ mitigation escrow	23	21
Cleco Cajun’s defense fund	720	719
Cleco Cajun’s margin deposits	100	100
Cleco Power’s future storm restoration costs	8,315	12,269
Cleco Power’s charitable contributions	741	2,094
Total non-current	9,899	15,203
Total restricted cash and cash equivalents	$13,953	$26,303

Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current
Cleco Katrina/Rita’s storm recovery bonds	$2,623	$9,632
Charitable contributions	1,200	1,200
Rate credit escrow	231	268
Total current	4,054	11,100
Non-current
Future storm restoration costs	8,315	12,269
Charitable contributions	741	2,094
Total non-current	9,056	14,363
Total restricted cash and cash equivalents	$13,110	$25,463

Cleco Katrina/Rita had the right to bill and collect storm restoration costs from Cleco Power’s customers. As cash was collected, it was restricted for payment of administration fees, interest, and principal on storm recovery bonds. The change from December 31, 2019, to March 31, 2020, was due to Cleco Katrina/Rita using $11.1 million for the final storm recovery bond principal payment and $0.3 million for the related final interest payment, partially offset by collections of $4.4 million net of administration fees. The remaining $2.6 million of restricted cash is expected to be used for final administrative and winding up activities of Cleco Katrina/Rita.

Restricted Cash and Cash Equivalents

Various agreements to which Cleco is subject contain covenants that restrict its use of cash. As certain provisions under these agreements are met, cash is transferred out of related escrow accounts and becomes available for its intended purposes and/or general company purposes.

Cleco and Cleco Power’s restricted cash and cash equivalents consisted of:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current
Cleco Katrina/Rita’s storm recovery bonds	$9,632	$9,505
Cleco Power’s charitable contributions	1,200	1,200
Cleco Power’s rate credit escrow	268	536
Total current	11,100	11,241
Non-current
Diversified Lands’ mitigation escrow	21	21
Cleco Cajun’s defense fund	719	—
Cleco Cajun’s margin deposits	100	—
Cleco Power’s future storm restoration costs	12,269	15,391
Cleco Power’s charitable contributions	2,094	2,753
Cleco Power’s rate credit escrow	—	505
Total non-current	15,203	18,670
Total restricted cash and cash equivalents	$26,303	$29,911

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current
Cleco Katrina/Rita’s storm recovery bonds	$9,632	$9,505
Charitable contributions	1,200	1,200
Rate credit escrow	268	536
Total current	11,100	11,241
Non-current
Future storm restoration costs	12,269	15,391
Charitable contributions	2,094	2,753
Rate credit escrow	—	505
Total non-current	14,363	18,649
Total restricted cash and cash equivalents	$25,463	$29,890

Cleco Katrina/Rita has the right to bill and collect storm restoration costs from Cleco Power’s customers. As cash is collected, it is restricted for payment of administration fees, interest, and principal on storm recovery bonds. During 2019, Cleco Katrina/Rita collected $22.2 million net of administration fees and remitted $20.6 million for scheduled storm recovery bond principal payments and $1.5 million for related interest payments.

As part of the Cleco Cajun Transaction, Cleco acquired restricted cash of $0.7 million to be used by Cleco Cajun’s cooperative customers for defense funds in the event of potential takeovers. There is no further obligation of Cleco with respect to such expenses, including the replenishment of the fund.

Equity Investments
Cleco and Cleco Power apply the equity method of accounting to report the investment in Oxbow in the consolidated financial statements. Under the equity method, the assets and liabilities of this entity are reported as Equity investment in investee on Cleco and Cleco Power’s Condensed Consolidated Balance Sheets. The revenue and expenses (excluding income taxes) of this entity are netted and reported as equity income or loss from investees on Cleco and Cleco Power’s Condensed Consolidated Statements of Income.

Equity Investments

Cleco and Cleco Power account for investments in unconsolidated affiliated companies using the equity method of accounting. The amounts reported on Cleco and Cleco Power’s Consolidated Balance Sheets represent assets contributed by Cleco or Cleco Power, plus their share of the net income of the affiliate, less any distributions of earnings (dividends) received from the affiliate. The revenues and expenses (excluding income taxes) of these affiliates are netted and reported on one line item as equity income from investees on Cleco and Cleco Power’s Consolidated Statements of Income.

Cleco evaluates for impairments of equity method investments at each balance sheet date to determine if events and circumstances have occurred that indicate a possible other-than-temporary decline in the fair value of the investment and the possible inability to recover the carrying value through operations. Cleco uses estimates of the future cash flows from the investee and observable market transactions in order to calculate fair value and recoverability. An impairment is recognized when an other-than-temporary decline in market value occurs and recovery of the carrying value is not probable. There were no impairments recorded for 2019, 2018, or 2017. For more information on Cleco’s equity investments, see Note 14 — “Variable Interest Entities.”

Income Taxes
Income Taxes

Cleco accounts for income taxes under the asset and liability method. Cleco provides for federal and state income taxes currently payable, as well as for those deferred due to timing differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are classified as non-current on Cleco and Cleco Power’s Consolidated Balance Sheets. Cleco’s income tax expense and related regulatory assets and liabilities could be affected by changes in its assumptions and estimates and by ultimate resolution of assumptions and estimates with taxing authorities. Cleco Group files a federal income tax return for all wholly owned subsidiaries. Cleco Power computes its federal and state income taxes as if it were a stand-alone taxpayer. The LPSC generally requires Cleco Power to flow the effects of state income taxes to customers. For more information on income taxes, see Note 11 — “Income Taxes.”

Investment Tax Credits	Cleco classifies all interest related to uncertain tax positions as a component of interest payable and interest expense.Cleco classifies income tax penalties as a component of other expense.
Investment Tax Credits

Investment tax credits, which were deferred for financial statement purposes, are amortized as a reduction to income tax expense over the estimated service lives of the properties that gave rise to the credits.

Debt Issuance Costs, Premiums, and Discounts
Debt Issuance Costs, Premiums, and Discounts

Issuance costs, premiums, and discounts applicable to debt securities are amortized to interest expense ratably over the lives of the related issuances. Expenses and call premiums related to refinanced Cleco Power debt are deferred and amortized over the life of the new issuance. Debt issuance costs, premiums, and discounts are presented as a direct deduction from the carrying value of the related debt liability.

Revenue and Fuel Costs
Revenue and Fuel Costs

Utility Revenue

Revenue from sales of electricity is recognized when the service is provided. The costs of fuel and purchased power used for Cleco Power’s retail customers currently are recovered from its customers through Cleco Power’s FAC. These costs are subject to audit and final determination by regulators. Excise taxes and pass-through fees collected on the sale of electricity are not recorded in utility revenue.

Unbilled Revenue

Cleco Power accrues estimated revenue monthly for energy used by customers but not yet billed. The monthly estimated unbilled revenue amounts are recorded as unbilled revenue and a receivable. Cleco Power uses actual customer energy consumption data available from AMI to calculate unbilled revenues.

Other Operations Revenue

Other operations revenue is recognized at the time products or services are provided to and accepted by customers, and collectability is reasonably assured.

Sales/Excise Taxes

Cleco collects a sales and use tax on the sale of electricity that subsequently is remitted to the state in accordance with state law. These amounts are not recorded as income or expense on Cleco and Cleco Power’s Consolidated Statements of Income but are reflected at gross amounts on Cleco and Cleco Power’s Consolidated Balance Sheets as a receivable until the tax is collected and as a payable until the liability is paid. Cleco currently does not have any excise taxes reflected on its income statement.

Franchise Fees

Cleco Power collects a consumer fee for one of its franchise agreements. This fee is not recorded on Cleco and Cleco Power’s Consolidated Statements of Income as revenue and expense, but is reflected at gross amounts on Cleco and Cleco Power’s Consolidated Balance Sheets as a receivable until it is collected and as a payable until the liability is paid.

AFUDC
AFUDC

The capitalization of AFUDC by Cleco Power is a utility accounting practice prescribed by FERC and the LPSC. AFUDC represents the estimated debt and equity costs of capital funds that are necessary to finance construction of new and existing facilities. While cash is not realized currently from such allowance, AFUDC increases the revenue requirement over the same life of the plant through a higher rate base and higher depreciation. Under regulatory practices, a return on and recovery of AFUDC is permitted in setting rates charged for utility services. The composite AFUDC rate, including borrowed and other funds, was 10.71% on a pretax basis (8.37% net of tax) for 2019, 9.58% on a pretax basis (7.08% net of tax) for 2018, and 11.07% on a pretax basis (6.81% net of tax) for 2017.

Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures

Various accounting pronouncements require certain assets and liabilities to be measured at their fair values. Some assets and liabilities are required to be measured at their fair value each reporting period, while others are required to be measured only one time, generally the date of acquisition or debt issuance. Cleco and Cleco Power disclose the fair value of certain assets and liabilities by one of three levels when required for recognition purposes. For more information about fair value levels, see Note 7 — “Fair Value Accounting.”

Fair Value Measurements and Disclosures

Various accounting pronouncements require certain assets and liabilities to be measured at their fair values. Some assets and liabilities are required to be measured at their fair value each reporting period, while others are required to be measured only one time, generally the date of acquisition or debt issuance. Cleco and Cleco Power disclose the fair value of certain assets and liabilities by one of three levels when required for recognition purposes. For more information about fair value levels, see Note 8 — “Fair Value Accounting.”

Derivatives and Other Risk Management Activity
Derivatives and Other Risk Management Activity

Cleco’s Energy Market Risk Management Policy authorizes hedging of commodity price risk with physical or financially settled derivative instruments. Some of these contracts may qualify for the normal purchase, normal sale (NPNS) exception under derivative accounting guidance. Contracts that do not qualify for NPNS accounting treatment or are not elected for NPNS accounting treatment are marked-to-market and recorded on the balance sheet at their fair value.

Additionally, Cleco Power and Cleco Cajun are awarded and/or purchase FTRs in auctions facilitated by MISO. FTRs represent economic hedges of future congestion charges that will be incurred in serving customer load. FTRs are derivatives not designated as hedging instruments for accounting purposes.

Cleco Power’s FTRs are marked-to-market with the resulting unrealized gains or losses deferred as a component of deferred fuel assets or liabilities in accordance with regulatory policy. At settlement, realized gains or losses are included in the FAC and reflected on customers’ bills as a component of the fuel charge.

Cleco Cajun’s FTRs are marked-to-market with the resulting unrealized gains and losses recorded on the income statement as a component of purchased power expense. At settlement, realized gains or losses are also recorded on the income statement as a component of purchased power expense.

Cleco Cajun entered into other commodity derivative contracts during the three months ended March 31, 2020. Management did not elect to apply hedge accounting to these contracts as allowed under applicable accounting standards. When these contracts are marked-to-market, the resulting unrealized gain or loss is recorded on the income statement as a component of fuel expense for gas related derivative contracts or purchased power for power related derivative contracts. At settlement, realized gains or losses are also recorded on the income statement as a component of fuel expense for gas related derivative contracts or purchased power for power related derivative contracts.

For more information on FTRs and other commodity derivatives, see Note 7 — “Fair Value Accounting — Commodity Contracts.”

Cleco may also enter into contracts to mitigate the volatility in interest rate risk. These contracts include, but are not limited to, interest rate swaps and treasury rate locks. For each reporting period presented, the Registrants did not enter into any contracts to mitigate the volatility in interest rate risk.

Derivatives and Other Risk Management Activity

Cleco’s Energy Market Risk Management Policy authorizes hedging of commodity price risk with physical or financially settled derivative instruments. Some of these contracts may qualify for the normal purchase, normal sale (NPNS) exception under derivative accounting guidance. Contracts that do not qualify for NPNS accounting treatment or are not elected for NPNS accounting treatment are marked-to-market and recorded on the balance sheet at their fair value.

Cleco Power and Cleco Cajun are awarded and/or purchase FTRs in auctions facilitated by MISO. The majority of these FTRs are purchased in annual auctions during the second quarter, but additional FTRs may be purchased in monthly auctions. FTRs represent economic hedges of future congestion charges that will be incurred in serving customer load. FTRs are derivatives not designated as hedging instruments for accounting purposes.

Cleco Power’s FTRs are marked-to-market with the resulting unrealized gains or losses deferred as a component of deferred fuel assets or liabilities in accordance with regulatory policy. At settlement, realized gains or losses are included in the FAC and reflected on customers’ bills as a component of the fuel charge.

Cleco Cajun’s FTRs are marked-to-market with the resulting unrealized gains and losses recorded on the income statement as a component of purchased power expense. At settlement, realized gains or losses are also recorded on the income statement as a component of purchased power expense.

Cleco Cajun entered into other commodity derivative contracts during 2019. Management did not elect to apply hedge accounting to these contracts as allowed under applicable accounting standards. When these contracts are marked-to-market, the resulting unrealized gain or loss is recorded on the income statement as a component of fuel expense. At settlement, realized gains or losses are also recorded on the income statement as a component of fuel expense.

For more information on FTRs and other commodity derivatives, see Note 8 — “Fair Value Accounting — Commodity Contracts.”

Cleco may also enter into contracts to mitigate the volatility in interest rate risk. These contracts include, but are not limited to, interest rate swaps and treasury rate locks. For each reporting period presented, the Registrants did not enter into any contracts to mitigate the volatility in interest rate risk.

Accounting for MISO Transactions
Accounting for MISO Transactions

Cleco Power and Cleco Cajun participate in MISO’s Energy and Operating Reserve market where sales and purchases are netted hourly. If the hourly activity nets to sales, the result is reported in Electric operations on Cleco and Cleco Power’s Consolidated Statements of Income. If the hourly activity nets to purchases, the result is reported in Purchased power on Cleco and Cleco Power’s Consolidated Statements of Income.

Leases
Leases

Cleco accounts for leases in accordance with accounting guidance effective January 1, 2019. For more information on this guidance, see — “Recent Authoritative Guidance.”

Cleco determines if a contract is a lease at its inception. If a contract is determined to be a lease, Cleco recognizes a ROU asset and lease liability at the commencement date based on the present value of lease payments over the lease term. The present value of the lease payments is determined by using the implicit interest rate if readily determinable. Cleco’s incremental borrowing rate for a term similar to the duration of the lease based on information available at the commencement date is used if the implicit interest rate is not readily determinable.

Cleco recognizes ROU assets and lease liabilities for leasing arrangements with terms greater than one year. Except for the marine transportation asset class, Cleco accounts for lease and non-lease components in a contract as a single lease component for all classes of underlying assets. Cleco’s marine transportation contracts, which include barges and towboats, contain non-lease components, such as maintenance and labor. Cleco allocates the consideration in these contracts between lease and non-lease components based on estimates of fair value from third parties that typically execute leases for this class of assets.

Expense for a lessee operating lease is recognized as a single lease cost on a straight-line basis over the lease term and reflected in the appropriate income statement line item based on the leased asset’s function. Income for a lessor operating lease is recognized as a single lease income item on a straight-line basis over the lease term and reflected in the appropriate income statement line item based on the lease asset’s function.

Leases
Leases

Cleco accounts for leases in accordance with accounting guidance effective January 1, 2019. For more information on this guidance, see — “Recent Authoritative Guidance.”

Cleco determines if a contract is a lease at its inception. If a contract is determined to be a lease, Cleco recognizes a ROU asset and lease liability at the commencement date based on the present value of lease payments over the lease term. The present value of the lease payments is determined by using the implicit interest rate if readily determinable. Cleco’s incremental borrowing rate for a term similar to the duration of the lease based on information available at the commencement date is used if the implicit interest rate is not readily determinable.

Cleco recognizes ROU assets and lease liabilities for leasing arrangements with terms greater than one year. Except for the marine transportation asset class, Cleco accounts for lease and non-lease components in a contract as a single lease component for all classes of underlying assets. Cleco’s marine transportation contracts, which include barges and towboats, contain non-lease components, such as maintenance and labor. Cleco allocates the consideration in these contracts between lease and non-lease components based on estimates of fair value from third parties that typically execute leases for this class of assets.

Expense for a lessee operating lease is recognized as a single lease cost on a straight-line basis over the lease term and reflected in the appropriate income statement line item based on the leased asset’s function. Income for a lessor operating lease is recognized as a single lease income item on a straight-line basis over the lease term and reflected in the appropriate income statement line item based on the lease asset’s function.

Recent Authoritative Guidance
In June 2016, FASB amended the guidance for the measurement of credit losses on receivables and certain other assets. In-scope items for Cleco include unbilled revenue, trade receivables, notes receivables, other accounts receivables, and guarantees. The guidance requires use of a current expected loss model, which may result in earlier recognition of credit losses. Effective January 1, 2020, Cleco adopted the amended guidance using the prospective transition method. Adoption of this standard resulted in a $0.1 million increase in credit loss reserves related to unbilled revenue and trade receivables. The current expected credit loss model did not impact reserves related to any other in-scope items. For more information on Cleco’s accounting for credit losses, see Note 1 — “Summary of Significant Accounting Policies — Reserves for Credit Losses.”

In August 2018, FASB issued guidance that allows for the deferral of certain implementation costs incurred in a cloud computing arrangement. Effective January 1, 2020, Cleco adopted the guidance using the prospective transition method. Adoption of this guidance did not materially impact the Registrants’ results of operations, financial condition, or cash flows.

In March 2020, FASB issued amendments that are elective and apply to all entities, subject to meeting certain criteria, for the contract modifications or hedging relationships that are referencing LIBOR or another reference rate expected to be discontinued due to reference rate reform. The amendments include a general principal that permits an entity to consider contract modifications due to reference rate reform to be an event that does not require contract remeasurement at the modification date or reassessment of a previous accounting determination. The amendment became effective March 12, 2020. Management is evaluating this guidance and the impact it may have on the Registrants’ results of operations, financial condition, or cash flows.

Recent Authoritative Guidance

In February 2016, FASB amended the guidance to account for leases. Effective January 1, 2019, Cleco adopted the amended guidance using the optional transition method that allows an entity to recognize a cumulative-effect adjustment to the opening balance of retained earnings at the date of adoption, apply the new disclosure requirements beginning in the period of adoption, and continue to present comparative period information as required under previous guidance.

In addition, Cleco elected the transition practical expedient that permits an entity to not reassess prior conclusions about lease identification, lease classification, and initial direct costs under the new standard, as well as the practical expedient that permits entities to not assess existing land easements under the new standard.

Adoption of this standard resulted in the recognition of ROU assets and lease liabilities for Cleco and Cleco Power’s operating leases of $16.1 million and $15.9 million, respectively. There was no impact to retained earnings as a result of adopting this standard. Adoption of this standard did not materially impact the Registrants’ results of operations or liquidity, and their accounting for finance leases is substantially unchanged. For more information on Cleco’s lease obligations, see Note 4 — “Leases.”

In June 2016, FASB amended the guidance for the measurement of credit losses on receivables and certain other assets. The guidance requires use of a current expected loss model, which may result in earlier recognition of credit losses. The adoption of this guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those years. Management does not expect this guidance to have a significant impact on the results of operations, financial condition, or cash flows of the Registrants.

In August 2018, FASB issued guidance that allows for the deferral of certain implementation costs incurred in a cloud computing arrangement. The adoption of this guidance is effective for annual reporting periods beginning after December 15, 2019, including interim periods within those years. Early adoption is permitted. Management does not expect this guidance to have significant impact on the results of operations, financial condition, or cash flows of the Registrants.